Business combination_Details of Business combination (Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Details of the accounting for the business combination are as follows (Unit: Korean Won in millions)
Consideration transferred:
Cash and Cash equivalents	₩ 151,624,000,000
Identifiable assets and liabilities recognized
Cash and Cash equivalents	16,657,000,000
Financial assets at FVTOCI	17,000,000
Loans and other financial assets at amortized cost	269,513,000,000
Premises and equipment	1,630,000,000
Intangible assets	763,000,000
Current tax assets	173,000,000
Deferred tax assets	1,381,000,000
Other assets	1,510,000,000
Asset total	291,644,000,000
Deposits due to customers	54,615,000,000
Borrowings	120,644,000,000
Other financial liabilities	6,149,000,000
Current tax liabilities	640,000,000
Other liabilities	4,724,000,000
Liabilities total	186,772,000,000
Identifiable net fair value	104,872,000,000
Goodwill	₩ 46,752,000,000
WB Finance Co., Ltd.
Disclosure of detailed information about business combination [Line Items]
Name of acquiree	Vision Fund Cambodia
Description of acquiree	Cambodia's retail business
Date of acquisition	Jun. 21, 2018
Percentage of voting equity interests acquired	100.00%
Explanation of effect of changes in composition of entity during interim period	To expand Cambodia's retail business, the Group had acquired 100% ownership of Vision Fund Cambodia in June, 2018 and the Group changed its name to WB Finance Co., Ltd.
Description of primary reasons for business combination	To expand Cambodia's retail business
Description of how acquirer obtained control of acquiree	the Group had acquired 100% ownership
Description of factors that make up goodwill recognised	The goodwill amounting to 46,752 million Won arising from the acquisition is based on the economic effect of combining the operation of the Group and its subsidiaries, and also from the customer base acquired.
Description Of Operating Income and Net Income Of The Group	Assuming that the acquisition date is the date of the beginning of reporting period, the amounts to be added to the operating income and net income in the Group's statement of comprehensive income for the year ended December 31, 2018 are as follows: (Unit: Korean Won in millions):
Operating Income	₩ 44,545,000,000
Net Income	4,511,000,000
Consideration transferred:
Cash and Cash equivalents	87,562,000,000
Identifiable assets and liabilities recognized
Cash and Cash equivalents	16,657,000,000
Financial assets at FVTOCI	17,000,000
Loans and other financial assets at amortized cost	205,451,000,000	[1]
Premises and equipment	1,630,000,000
Intangible assets	763,000,000
Current tax assets	173,000,000
Deferred tax assets	1,381,000,000
Other assets	1,510,000,000
Asset total	227,582,000,000
Deposits due to customers	54,615,000,000
Borrowings	120,644,000,000
Other financial liabilities	6,149,000,000
Current tax liabilities	640,000,000
Other liabilities	4,724,000,000
Liabilities total	186,772,000,000
Identifiable net fair value	40,810,000,000
Goodwill	₩ 46,752,000,000
Disclosure Of Loans And Other Financial Assets At Amortised Cost Recognised As Of Acquisition Date	The book value of loans and other financial assets at amortized cost is used as proxy for fair value since the difference between fair value and book value is not material. The total contractual amount of WB Finance is 208,633 million Won and the contractual cash flow that is not expected to be recovered is 3,182 million Won.	[1]
The Total Contractual Amount	₩ 208,633,000,000	[1]
The Contractual Cash Flow That Is Not Expected To Be Recovered	₩ 3,182,000,000
Woori Bank Europe
Disclosure of detailed information about business combination [Line Items]
Name of acquiree	Deutsche Bundesbank
Description of acquiree	Central bank of Germany
Date of acquisition	Nov. 01, 2018
Explanation of effect of changes in composition of entity during interim period	The Group acquired approval from the Deutsche Bundesbank (Central bank of Germany) for the establishment of Woori Bank Europe (Capital amounting to 50 million Euros) on October 9, 2018. Woori Bank Europe started its operations on November 1, 2018
Description of primary reasons for business combination	The Group acquired approval from the Deutsche Bundesbank (Central bank of Germany) for the establishment of Woori Bank Europe (Capital amounting to 50 million Euros) on October 9, 2018. Woori Bank Europe started its operations on November 1, 2018
Consideration transferred:
Cash and Cash equivalents	₩ 64,062,000,000
Identifiable assets and liabilities recognized
Cash and Cash equivalents	0
Financial assets at FVTOCI	0
Loans and other financial assets at amortized cost	64,062,000,000
Premises and equipment	0
Intangible assets	0
Current tax assets	0
Deferred tax assets	0
Other assets	0
Asset total	64,062,000,000
Deposits due to customers	0
Borrowings	0
Other financial liabilities	0
Current tax liabilities	0
Other liabilities	0
Liabilities total	0
Identifiable net fair value	64,062,000,000
Goodwill	₩ 0

[1]	The book value of loans and other financial assets at amortized cost is used as proxy for fair value since the difference between fair value and book value is not material. The total contractual amount of WB Finance is 208,633 million Won and the contractual cash flow that is not expected to be recovered is 3,182 million Won.